UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets High Dividend Equity Fund

The schedules are not audited.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.1%
	Brazil: 5.9%
234,489	B3 SA - Brasil Bolsa Balcao	$1,710,005	1.0
335,059	BB Seguridade Participacoes SA	2,453,807	1.5
427,524	CCR SA	1,436,136	0.9
252,380	Engie Brasil Energia SA	2,807,050	1.7
173,759	Totvs S.A.	1,303,080	0.8
		9,710,078	5.9

	Chile: 1.2%
10,967,979	Enel Americas SA	1,903,633	1.2

	China: 30.9%
2,828,000	Bank of China Ltd. - H Shares	1,239,889	0.8
1,492,000	Beijing Capital International Airport Co., Ltd. - H Shares	1,665,715	1.0
461,500	Beijing Enterprises Holdings Ltd.	2,718,234	1.7
5,712,000	China Construction Bank - H Shares	4,876,934	3.0
1,622,000	China Life Insurance Co., Ltd. - H Shares	3,480,480	2.1
585,500	China Mobile Ltd.	5,836,414	3.6
816,000	China Overseas Land & Investment Ltd.	2,861,534	1.7
1,062,000	China Railway Construction Corp. Ltd. - H Shares	1,364,148	0.8
463,832	China Resources Gas Group Ltd.	1,879,675	1.1
784,000	China Resources Land Ltd.	2,918,454	1.8
824,000	China State Construction International Holdings Ltd.	721,056	0.4
2,251,000	CNOOC Ltd.	3,802,732	2.3
1,989,171	COSCO Shipping Ports, Ltd.	2,023,123	1.2
230,000	Hengan International Group Co., Ltd.	1,887,655	1.2
5,246,592	Industrial & Commercial Bank of China - H Shares	3,747,222	2.3
2,272,000	Lenovo Group Ltd.	1,648,672	1.0
5,232,000	PetroChina Co., Ltd. - H Shares	3,654,339	2.2
866,000	Shanghai Industrial Holdings Ltd.	1,894,669	1.2
991,119	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	2,453,332	1.5
		50,674,277	30.9

	Hong Kong: 2.9%
327,859	AIA Group Ltd.	2,693,487	1.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
191,000		CLP Holdings Ltd.	$2,108,472	1.3
			4,801,959	2.9

		India: 6.5%
678,359		Coal India Ltd.	2,387,315	1.5
58,294		Hero Motocorp Ltd.	2,555,711	1.6
84,428		Indiabulls Housing Finance Ltd.	868,173	0.5
138,540		Infosys Ltd. ADR	1,366,004	0.8
1,070,610		NTPC Ltd.	2,156,299	1.3
137,447		Tech Mahindra Ltd.	1,395,983	0.8
			10,729,485	6.5

		Indonesia: 4.5%
4,214,400		Astra International Tbk PT	2,524,039	1.5
5,414,000		Bank Negara Indonesia Persero Tbk PT	3,233,993	2.0
1,979,500		Semen Indonesia Persero Tbk PT	1,667,412	1.0
			7,425,444	4.5

		Macau: 1.3%
2,420,000		SJM Holdings Ltd.	2,195,296	1.3

		Malaysia: 2.2%
1,954,500		CIMB Group Holdings Bhd	2,697,856	1.7
2,128,900		IJM Corp. Bhd	831,180	0.5
			3,529,036	2.2

		Mexico: 4.6%
2,258,187		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,775,893	1.7
1,381,641		Kimberly-Clark de Mexico SA de CV	2,045,945	1.3
304,897		Promotora y Operadora de Infraestructura SAB de CV	2,693,385	1.6
			7,515,223	4.6

		Poland: 1.2%
67,974	(1)	Bank Polska Kasa Opieki SA	1,969,703	1.2

		Russia: 0.9%
28,655		Magnit OJSC	1,498,256	0.9

		Singapore: 0.7%
975,600		First Resources Ltd.	1,152,508	0.7

		South Africa: 4.6%
1,609,916		Growthpoint Properties Ltd.	2,743,842	1.7
160,207		Nedbank Group Ltd.	3,066,275	1.9
302,513		Sanlam Ltd.	1,681,337	1.0
			7,491,454	4.6

		South Korea: 11.9%
25,967		Coway Co., Ltd.	1,816,149	1.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
54,539	Hana Financial Group, Inc.	$1,833,653	1.1
101,340	Kangwon Land, Inc.	2,917,724	1.8
60,435	KT Corp.	1,643,921	1.0
11,322	POSCO	2,500,762	1.5
102,500	Samsung Electronics Co., Ltd.	3,840,794	2.3
12,242	Samsung Fire & Marine Insurance Co. Ltd.	2,975,998	1.8
55,746	Shinhan Financial Group Co., Ltd.	2,056,797	1.3
		19,585,798	11.9

	Taiwan: 10.5%
172,000	Catcher Technology Co., Ltd.	1,487,485	0.9
1,686,000	Cathay Financial Holding Co., Ltd.	2,668,056	1.6
437,600	HON HAI Precision Industry Co., Ltd.	1,027,307	0.6
935,000	Quanta Computer, Inc.	1,521,297	0.9
1,058,962	Taiwan Semiconductor Manufacturing Co., Ltd.	7,820,750	4.8
1,144,000	Uni-President Enterprises Corp.	2,691,363	1.7
		17,216,258	10.5

	Turkey: 0.8%
4,084,602	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,270,763	0.8

	United Arab Emirates: 1.5%
1,181,147	Abu Dhabi Commercial Bank PJSC	2,525,357	1.5

	Total Common Stock (Cost $160,499,084)	151,194,528	92.1

PREFERRED STOCK: 4.6%
	Brazil: 2.3%
306,919	Itau Unibanco Holding S.A.	2,858,863	1.8
69,767	Telefonica Brasil SA	830,095	0.5
		3,688,958	2.3

	South Korea: 2.3%
123,276	Samsung Electronics Co., Ltd.	3,728,404	2.3

	Total Preferred Stock (Cost $6,292,807)	7,417,362	4.6

	Total Long-Term Investments (Cost $166,791,891)	158,611,890	96.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
5,334,978	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.110%
	(Cost $5,334,978)	$5,334,978	3.2

	Total Short-Term Investments (Cost $5,334,978)	5,334,978	3.2

	Total Investments in Securities (Cost $172,126,869)	$163,946,868	99.9
	Assets in Excess of Other Liabilities	238,155	0.1
	Net Assets	$164,185,023	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	31.4%
Information Technology	15.2
Utilities	8.3
Industrials	7.6
Consumer Discretionary	7.3
Real Estate	6.0
Energy	6.0
Consumer Staples	5.8
Communication Services	5.1
Materials	2.5
Health Care	1.5
Short-Term Investments	3.2
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Brazil	$9,710,078	$–	$–	$9,710,078
Chile	1,903,633	–	–	1,903,633
China	–	50,674,277	–	50,674,277
Hong Kong	–	4,801,959	–	4,801,959
India	1,366,004	9,363,481	–	10,729,485
Indonesia	–	7,425,444	–	7,425,444
Macau	–	2,195,296	–	2,195,296
Malaysia	–	3,529,036	–	3,529,036
Mexico	7,515,223	–	–	7,515,223
Poland	–	1,969,703	–	1,969,703
Russia	–	1,498,256	–	1,498,256
Singapore	–	1,152,508	–	1,152,508
South Africa	2,743,842	4,747,612	–	7,491,454
South Korea	4,792,147	14,793,651	–	19,585,798
Taiwan	–	17,216,258	–	17,216,258
Turkey	–	1,270,763	–	1,270,763
United Arab Emirates	–	2,525,357	–	2,525,357
Total Common Stock	28,030,927	123,163,601	–	151,194,528
Preferred Stock	3,688,958	3,728,404	–	7,417,362
Short-Term Investments	5,334,978	–	–	5,334,978
Total Investments, at fair value	$37,054,863	$126,892,005	$–	$163,946,868
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(935,757)	$–	$(935,757)
Total Liabilities	$–	$(935,757)	$–	$(935,757)

(1)	For the period ended November 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2018, securities valued at $9,204,598 and $3,070,245 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2018, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	Societe Generale	Call	12/07/18	39.561	USD	401,700	16,501,836	$479,630	$(660,560)
iShares MSCI Emerging Markets ETF	Morgan Stanley & International PLC	Call	12/21/18	41.064	USD	395,400	16,243,032	350,917	(275,197)
								$830,547	$(935,757)

Currency Abbreviations
USD	-	United States Dollar

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$935,757
Total Liability Derivatives		$935,757

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$275,197	$660,560	$935,757
Total Liabilities	$275,197	$660,560	$935,757

Net OTC derivative instruments by counterparty, at fair value	$(275,197)	$(660,560)	(935,757)

Total collateral pledged by the Fund/(Received from counterparty)	$275,197	$660,560	$935,757

Net Exposure(1)(2)	$-	$-	$-

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At November 30, 2018, the Fund had pledged $560,000 and $710,000 in cash collateral to Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $172,555,989.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,437,735
Gross Unrealized Depreciation	(19,513,388)

Net Unrealized Depreciation	$(9,075,653)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019